Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Non-current assets
Property, plant and equipment, net	$ 186	$ 136
Right-of-use assets	1,426	1,580
Other investments	5	1,000
Total non-current assets	1,617	2,716
Current assets
Inventories	6,997	7,281
Trade and other receivables	12,025	10,406
Amounts due from related parties	1,341	235
Income tax recoverable	91	67
Cash and cash equivalents	5,141	7,703
Total current assets	25,595	25,692
Total assets	27,212	28,408
Non-current liabilities
Lease liabilities	1,055	1,299
Total non-current liabilities	1,055	1,299
Current liabilities
Trade and other payables	7,667	5,393
Amount due to directors	3	3
Amount due to shareholders		52
Amount due to related parties		125
Lease liabilities	487	382
Income tax payable	3,346	3,080
Total current liabilities	11,503	9,035
Total liabilities	12,558	10,334
Capital and reserves
Share capital	13,848	13,848
Merger reserve	(5,913)	(5,913)
Translation reserve	(260)	(180)
Retained earning	6,962	10,303
Total BrilliA Inc. shareholders’ equity	14,637	18,058
Non-controlling interests	17	16
Total shareholders’ equity	14,654	18,074
Total liabilities and equity	$ 27,212	$ 28,408